Capital Disclosures (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Capital Disclosures [Abstract]
Summary of Total Capital
Total capital as at March 31, 2025 and 2024 is calculated as follows:

As at	March 31,
	2025	2024
	$	$
Cash	(15,956)	(8,859)
Current portion of long-term debt	8,059	12,687
Contingent consideration	5,359	4,082
Long-term debt	101,860	104,695
Share capital	316,685	312,409
Deficit	(155,075)	(157,370)
Accumulated other comprehensive income	7,998	4,606
Contributed surplus	14,948	15,559
	283,878	287,809